Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of internal credit grades [line items]
Loss allowance	£ (785)	£ (751)
Coverage	0.30%	0.30%
Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 310,155	£ 305,464	£ 300,286
Credit risk [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	(218)	(234)
Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(900)	(800)
Financial assets	£ 312,400	£ 307,100
Coverage	0.30%	0.30%
Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 800
Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 62,000	60,200
Coverage	0.00%
Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 44,900	45,200
Coverage	0.00%
Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 88,800	84,000
Coverage	0.00%
Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 61,700	60,900
Coverage	0.00%
Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 23,800	£ 25,700
Coverage	0.40%	0.40%
Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 12,000	£ 12,700
Coverage	1.70%	1.60%
Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,700	£ 6,800
Coverage	9.00%	7.40%
Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 500
Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 13,400	12,400
Coverage	0.00%
Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(800)	(700)
Financial assets	£ 270,900	£ 265,500
Coverage	0.30%	0.30%
Balance sheet exposures [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 800
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(800)	£ (700)
Financial assets	£ 240,000	£ 232,500
Coverage	0.30%	0.30%
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	£ (200)	£ (200)
Financial assets	£ 165,200	£ 157,800
Coverage	0.10%	0.10%
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 800	£ 700
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	200	200
Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 21,200	19,700
Coverage	0.00%
Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(800)	(700)
Financial assets	£ 207,400	£ 201,400
Coverage	0.40%	0.30%
Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 800	£ 700
Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 1,900	2,800
Coverage	0.00%
Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 23,600	21,100
Coverage	0.00%
Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 7,100	7,200
Coverage	0.00%
Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 9,700	13,300
Coverage	0.00%
Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	700
Balance sheet exposures [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 61,100	59,500
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 33,800	332,000
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9,800	7,700
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 21,200	19,700
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 11,400	10,000
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 15,300	15,200
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 7,100	7,200
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,100	6,600
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 36,400	37,200
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 33,200	31,400
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 25,000	21,800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 30,600	27,400
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	200
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,400	3,800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3,200	5,800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 80,400	75,100
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 80,000	74,400
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 71,900	69,000
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 75,400	72,300
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	1,300
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	700
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 53,600	51,900
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 53,600	51,900
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 42,900	42,800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 52,100	51,500
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,500	400
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 18,800	£ 20,300
Coverage	0.50%	0.50%
Balance sheet exposures [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 18,800	£ 20,300
Coverage	0.50%	0.50%
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 7,700	£ 7,800
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	100
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 18,800	£ 20,300
Coverage	0.50%	0.50%
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	100
Balance sheet exposures [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 10,900	£ 11,400
Coverage	1.80%	1.80%
Balance sheet exposures [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 10,900	£ 11,400
Coverage	1.80%	1.80%
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	£ 4,700
Coverage	2.40%	2.10%
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 10,900	£ 11,400
Coverage	1.80%	1.80%
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	200
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,200	£ 6,300
Coverage	8.10%	6.30%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 500
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,200	£ 6,300
Coverage	8.10%	6.30%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3,900	£ 4,200
Coverage	2.60%	2.40%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 400
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	100	100
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,200	£ 6,300
Coverage	8.10%	6.30%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 400
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	400
Balance sheet exposures [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4,300	4,500
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4,300	4,300
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,800	2,900
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	1,000
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	400
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	200
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)	(100)
Financial assets	£ 41,500	£ 41,600
Coverage	0.20%	0.20%
Off-Balance Sheet [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 900	700
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8,500	8,000
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8,400	8,900
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8,100	9,000
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 5,000	5,400
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	1,300
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 500
Coverage	20.00%	20.00%
Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9,100	7,900
Coverage	0.00%
Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance		(100)
Financial assets		£ 41,100
Coverage	0.00%	0.20%
Stage 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 1 [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		700
Coverage	0.00%
Stage 1 [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		8,000
Coverage	0.00%
Stage 1 [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		8,900
Coverage	0.00%
Stage 1 [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		8,900
Coverage	0.00%
Stage 1 [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		5,300
Coverage	0.00%
Stage 1 [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		1,200
Coverage	0.00%
Stage 1 [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		£ 300
Coverage	0.00%	33.30%
Stage 1 [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 1 [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		7,900
Coverage	0.00%
Stage 1 [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	21,200
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 155,500	146,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		19,700
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)	(100)
Financial assets	£ 194,100	£ 188,000
Coverage	0.10%	0.10%
Stage 1 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 1 [member] | Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 1,900	2,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 23,600	21,100
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 7,100	7,200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	£ 9,700	13,300
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	21,200
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9,800	7,700
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		19,700
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 11,400	10,000
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 15,300	15,200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 7,100	7,200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,100	6,600
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 25,000	21,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 30,600	27,400
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,400	3,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3,200	5,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 71,700	68,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 75,000	72,100
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	1,300
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	700
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 42,000	41,600
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 50,900	50,200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,500	400
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 5,700	5,500
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 16,100	17,600
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	1,200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6,200	£ 6,900
Coverage	1.60%	1.40%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	1,100
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,800	2,800
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	1,000
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	400
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	200
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 1 [member] | Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	40,900
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	900
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	8,500
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	8,400
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	8,000
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	4,700
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	1,000
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	300
Stage 1 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9,100
Stage 2 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		400
Coverage	16.70%
Stage 2 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100
Stage 2 [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 2 [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 2 [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 2 [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Coverage	0.00%
Stage 2 [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Coverage	0.00%
Stage 2 [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Coverage	0.00%
Stage 2 [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Coverage	50.00%
Stage 2 [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100
Stage 2 [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 2 [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)	(100)
Financial assets	£ 8,100	£ 9,200
Coverage	1.20%	1.10%
Stage 2 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(300)	(300)
Financial assets	£ 11,400	£ 11,300
Coverage	2.60%	2.70%
Stage 2 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 300
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 200	200
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	200
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 900	1,200
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	1,300
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,000	2,300
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,700	£ 2,700
Coverage	3.70%	3.70%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 3,500
Coverage	3.20%	2.90%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4,700	£ 4,500
Coverage	2.10%	2.20%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,000	2,100
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,700	£ 2,800
Coverage	3.70%	3.60%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0	100
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 2 [member] | Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)
Financial assets	600
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	300
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	200
Stage 2 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Coverage	0.00%
Stage 3 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Coverage	0.00%
Stage 3 [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Coverage	0.00%
Stage 3 [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)	(100)
Financial assets	£ 1,600	£ 1,800
Coverage	6.30%	5.60%
Stage 3 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(400)	(300)
Financial assets	£ 1,900	£ 2,100
Coverage	21.10%	14.30%
Stage 3 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 300
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,900
Coverage	5.90%	5.30%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2,300	£ 2,400
Coverage	17.40%	12.50%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 300
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Stage 3 [member] | Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0
Stage 3 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0